UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile II Funds (Initial Class and Class L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	47.52%
International Equity	6.50%
Large Cap Equity	11.02%
Mid Cap Equity	5.25%
Real Estate Equity	5.00%
Small Cap Equity	2.25%
Fixed Interest Contract	22.46%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,043.40	$2.35

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.50	$2.33

Class L
Actual	$1,000.00	$1,041.80	$3.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.30	$3.54

*Expenses are equal to the Fund's annualized expense ratio of 0.46% for the Initial Class shares and 0.71% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.36%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	33.12%
International Equity	10.50%
Large Cap Equity	17.78%
Mid Cap Equity	8.49%
Real Estate Equity	4.50%
Small Cap Equity	3.67%
Fixed Interest Contract	21.94%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,048.10	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.40	$2.43

Class L
Actual	$1,000.00	$1,046.40	$3.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.10	$3.74

*Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Initial Class shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.39%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	24.05%
International Equity	14.50%
Large Cap Equity	24.64%
Mid Cap Equity	11.77%
Real Estate Equity	4.01%
Small Cap Equity	5.05%
Fixed Interest Contract	15.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,053.10	$2.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.20	$2.63

Class L
Actual	$1,000.00	$1,051.90	$4.00

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.90	$3.94

*Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Initial Class shares and 0.78% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.43%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	18.07%
International Equity	18.02%
Large Cap Equity	30.54%
Mid Cap Equity	14.59%
Real Estate Equity	3.51%
Small Cap Equity	6.30%
Fixed Interest Contract	8.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,056.90	$2.88

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83

Class L
Actual	$1,000.00	$1,056.00	$4.21

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.70	$4.14

*Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Initial Class shares and 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.47%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
International Equity	25.20%
Large Cap Equity	42.69%
Mid Cap Equity	20.38%
Real Estate Equity	3.00%
Small Cap Equity	8.73%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,064.50	$3.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.70	$3.13

Class L
Actual	$1,000.00	$1,062.80	$4.54

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.40	$4.44

*Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Initial Class shares and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.53%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
3,211,357	Great-West Federated Bond Fund Initial Class(a)	$34,650,541
2,656,939	Great-West Loomis Sayles Bond Fund Initial Class(a)	38,206,779
1,977,081	Great-West Putnam High Yield Bond Fund Initial Class(a)	17,358,770
2,638,861	Great-West Short Duration Bond Fund Initial Class(a)	27,444,159
4,750,691	Great-West Templeton Global Bond Fund Initial Class(a)	46,604,278
3,009,255	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	36,381,897
TOTAL BOND MUTUAL FUNDS - 47.53% (Cost $197,534,005)		$200,646,424
EQUITY MUTUAL FUNDS
580,801	Great-West American Century Growth Fund Initial Class(a)	7,683,989
1,318,757	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,737,281
247,014	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,169,194
110,569	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,172,235
697,136	Great-West MFS International Growth Fund Initial Class(a)	9,034,876
1,568,485	Great-West MFS International Value Fund Initial Class(a)	18,382,646

Shares		Fair Value
Equity Mutual Funds - (continued)
864,567	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,685,996
1,038,869	Great-West Putnam Equity Income Fund Initial Class(a)	15,551,862
1,816,507	Great-West Real Estate Index Fund Initial Class(a)	21,125,980
153,448	Great-West Small Cap Growth Fund Initial Class(a)	3,171,771
747,564	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	15,579,239
189,478	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,428,109
TOTAL EQUITY MUTUAL FUNDS - 30.02% (Cost $109,799,904)		$126,723,178
Account Balance
FIXED INTEREST CONTRACT
94,834,265(b)	Great-West Life & Annuity Contract(a)1.55% (c)	94,834,265
TOTAL FIXED INTEREST CONTRACT - 22.46% (Cost $94,834,265)		$94,834,265
TOTAL INVESTMENTS - 100.01% (Cost $402,168,174)		$422,203,867
OTHER ASSETS & LIABILITIES, NET - (0.01)%		$(49,207)
TOTAL NET ASSETS - 100.00%		$422,154,660

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
797,676	Great-West Federated Bond Fund Initial Class(a)	$8,606,928
665,352	Great-West Loomis Sayles Bond Fund Initial Class(a)	9,567,754
494,893	Great-West Putnam High Yield Bond Fund Initial Class(a)	4,345,162
1,178,472	Great-West Templeton Global Bond Fund Initial Class(a)	11,560,811
747,060	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	9,031,956
TOTAL BOND MUTUAL FUNDS - 33.12% (Cost $42,482,054)		$43,112,611
EQUITY MUTUAL FUNDS
288,666	Great-West American Century Growth Fund Initial Class(a)	3,819,049
657,624	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	8,845,040
123,829	Great-West Invesco Small Cap Value Fund Initial Class(a)	1,588,732
55,470	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,591,434
347,128	Great-West MFS International Growth Fund Initial Class(a)	4,498,784
782,101	Great-West MFS International Value Fund Initial Class(a)	9,166,224

Shares		Fair Value
Equity Mutual Funds - (continued)
429,859	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$3,821,442
517,810	Great-West Putnam Equity Income Fund Initial Class(a)	7,751,610
504,214	Great-West Real Estate Index Fund Initial Class(a)	5,864,004
76,948	Great-West Small Cap Growth Fund Initial Class(a)	1,590,522
372,236	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,757,396
94,498	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,208,418
TOTAL EQUITY MUTUAL FUNDS - 44.95% (Cost $50,555,722)		$58,502,655
Account Balance
FIXED INTEREST CONTRACT
28,554,679(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	28,554,679
TOTAL FIXED INTEREST CONTRACT - 21.94% (Cost $28,554,679)		$28,554,679
TOTAL INVESTMENTS - 100.01% (Cost $121,592,455)		$130,169,945
OTHER ASSETS & LIABILITIES, NET - (0.01)%		$(13,362)
TOTAL NET ASSETS - 100.00%		$130,156,583

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
5,171,320	Great-West Federated Bond Fund Initial Class(a)	$55,798,541
4,279,011	Great-West Loomis Sayles Bond Fund Initial Class(a)	61,532,175
3,183,545	Great-West Putnam High Yield Bond Fund Initial Class(a)	27,951,524
7,667,572	Great-West Templeton Global Bond Fund Initial Class(a)	75,218,884
4,846,678	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	58,596,339
TOTAL BOND MUTUAL FUNDS - 24.05% (Cost $273,688,784)		$279,097,463
EQUITY MUTUAL FUNDS
3,572,203	Great-West American Century Growth Fund Initial Class(a)	47,260,250
8,128,881	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	109,333,453
1,521,263	Great-West Invesco Small Cap Value Fund Initial Class(a)	19,517,806
681,814	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	19,561,230
4,269,684	Great-West MFS International Growth Fund Initial Class(a)	55,335,106
9,633,451	Great-West MFS International Value Fund Initial Class(a)	112,904,043

(a)	Issuer is considered an affiliate of the Fund.

Shares		Fair Value
Equity Mutual Funds - (continued)
5,319,037	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$47,286,241
6,391,004	Great-West Putnam Equity Income Fund Initial Class(a)	95,673,327
3,999,817	Great-West Real Estate Index Fund Initial Class(a)	46,517,869
945,967	Great-West Small Cap Growth Fund Initial Class(a)	19,553,139
4,597,666	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	95,815,346
1,165,301	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	27,233,087
TOTAL EQUITY MUTUAL FUNDS - 59.98% (Cost $563,359,414)		$695,990,897
Account Balance
FIXED INTEREST CONTRACT
185,492,643(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	185,492,643
TOTAL FIXED INTEREST CONTRACT - 15.98% (Cost $185,492,643)		$185,492,643
TOTAL INVESTMENTS - 100.01% (Cost $1,022,540,841)		$1,160,581,003
OTHER ASSETS & LIABILITIES, NET - (0.01)%		$(112,696)
TOTAL NET ASSETS - 100.00%		$1,160,468,307

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
1,171,842	Great-West Federated Bond Fund Initial Class(a)	$12,644,177
975,973	Great-West Loomis Sayles Bond Fund Initial Class(a)	14,034,495
725,514	Great-West Putnam High Yield Bond Fund Initial Class(a)	6,370,011
1,733,500	Great-West Templeton Global Bond Fund Initial Class(a)	17,005,628
1,097,933	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	13,274,013
TOTAL BOND MUTUAL FUNDS - 18.07% (Cost $62,325,463)		$63,328,324
EQUITY MUTUAL FUNDS
1,337,281	Great-West American Century Growth Fund Initial Class(a)	173,692,235
3,042,244	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	40,918,178
572,812	Great-West Invesco Small Cap Value Fund Initial Class(a)	7,349,184
256,851	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	7,369,056
1,606,322	Great-West MFS International Growth Fund Initial Class(a)	20,817,934
3,612,479	Great-West MFS International Value Fund Initial Class(a)	42,338,254

Shares		Fair Value
Equity Mutual Funds - (continued)
1,991,220	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$17,701,944
2,392,611	Great-West Putnam Equity Income Fund Initial Class(a)	35,817,384
1,057,144	Great-West Real Estate Index Fund Initial Class(a)	12,294,581
356,562	Great-West Small Cap Growth Fund Initial Class(a)	7,370,148
1,719,948	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	35,843,708
437,501	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	10,224,409
TOTAL EQUITY MUTUAL FUNDS - 72.96% (Cost $213,095,143)		$255,737,015
Account Balance
FIXED INTEREST CONTRACT
31,460,598(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	31,460,598
TOTAL FIXED INTEREST CONTRACT - 8.98% (Cost $31,460,598)		$31,460,598
TOTAL INVESTMENTS - 100.01% (Cost $306,881,204)		$350,525,937
OTHER ASSETS & LIABILITIES, NET - (0.01)%		$(32,832)
TOTAL NET ASSETS - 100.00%		$350,493,105

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
EQUITY MUTUAL FUNDS
3,715,269	Great-West American Century Growth Fund Initial Class(a)	$49,153,013
8,461,847	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	113,811,842
1,583,733	Great-West Invesco Small Cap Value Fund Initial Class(a)	20,319,292
708,374	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	20,323,250
4,471,344	Great-West MFS International Growth Fund Initial Class(a)	57,948,622
10,066,227	Great-West MFS International Value Fund Initial Class(a)	117,976,174
5,529,439	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	49,156,714
6,668,742	Great-West Putnam Equity Income Fund Initial Class(a)	99,831,071

Shares		Fair Value
Equity Mutual Funds - (continued)
1,801,298	Great-West Real Estate Index Fund Initial Class(a)	$20,949,092
983,201	Great-West Small Cap Growth Fund Initial Class(a)	20,322,766
4,790,934	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	99,843,072
1,215,822	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	28,413,757
TOTAL EQUITY MUTUAL FUNDS - 100.01% (Cost $568,664,246)		$698,048,665
TOTAL INVESTMENTS - 100.01% (Cost $568,664,246)		$698,048,665
OTHER ASSETS & LIABILITIES, NET - (0.01)%		$(63,560)
TOTAL NET ASSETS - 100.00%		$697,985,105

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$422,203,867	$130,169,945	$1,160,581,003
Subscriptions receivable	1,007,818	100,794	1,317,469
Receivable for investments sold	979,022	79	1,685,644
Total Assets	424,190,707	130,270,818	1,163,584,116
LIABILITIES:
Payable to investment adviser	35,766	10,973	98,048
Redemptions payable	1,764,166	3,441	2,913,588
Payable for investments purchased	222,675	97,432	89,525
Payable for distribution fees	13,440	2,389	14,648
Total Liabilities	2,036,047	114,235	3,115,809
NET ASSETS	$422,154,660	$130,156,583	$1,160,468,307
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,651,685	$1,364,157	$13,688,415
Paid-in capital in excess of par	414,434,304	123,040,351	1,111,628,099
Net unrealized appreciation on investments	20,035,693	8,577,490	138,040,162
Undistributed net investment income	5,382,850	995,718	13,506,725
Accumulated net realized loss on investments	(22,349,872)	(3,821,133)	(116,395,094)
NET ASSETS	$422,154,660	$130,156,583	$1,160,468,307
NET ASSETS BY CLASS
Initial Class	$355,828,030	$118,528,640	$1,087,877,640
Class L	$66,326,630	$11,627,943	$72,590,667
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	35,000,000	35,000,000	35,000,000
Issued and Outstanding
Initial Class	39,873,564	12,508,749	130,354,571
Class L	6,643,288	1,132,817	6,529,579
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.92	$9.48	$8.35
Class L	$9.98	$10.26	$11.12
(a) Cost of investments, affiliated	$402,168,174	$121,592,455	$1,022,540,841

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$350,525,937	$698,048,665
Subscriptions receivable	420,229	926,598
Receivable for investments sold	6,279	3,000,953
Total Assets	350,952,445	701,976,216
LIABILITIES:
Payable to investment adviser	29,476	58,988
Redemptions payable	182,775	3,927,551
Payable for investments purchased	243,734	0
Payable for distribution fees	3,355	4,572
Total Liabilities	459,340	3,991,111
NET ASSETS	$350,493,105	$697,985,105
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,776,706	$7,897,200
Paid-in capital in excess of par	308,229,344	620,200,204
Net unrealized appreciation on investments	43,644,733	129,384,419
Undistributed net investment income	2,613,799	12,320,122
Accumulated net realized loss on investments	(7,771,477)	(71,816,840)
NET ASSETS	$350,493,105	$697,985,105
NET ASSETS BY CLASS
Initial Class	$333,974,813	$675,525,493
Class L	$16,518,292	$22,459,612
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Issued and Outstanding
Initial Class	36,165,675	77,262,007
Class L	1,601,384	1,709,996
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.23	$8.74
Class L	$10.32	$13.13
(a) Cost of investments, affiliated	$306,881,204	$568,664,246

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$706,474	$209,931	$1,370,700
Dividends, affiliated	2,476,602	639,647	5,042,366
Total Income	3,183,076	849,578	6,413,066
EXPENSES:
Management fees	203,876	62,009	556,706
Distribution fees - Class L	77,613	12,841	81,324
Total Expenses	281,489	74,850	638,030
NET INVESTMENT INCOME	2,901,587	774,728	5,775,036
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	2,971,642	1,098,883	13,224,544
Net change in unrealized appreciation on investments	11,665,445	4,079,852	38,893,039
Net Realized and Unrealized Gain on Investments	14,637,087	5,178,735	52,117,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,538,674	$5,953,463	$57,892,619

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$229,553	$—
Dividends, affiliated	1,399,597	1,979,997
Total Income	1,629,150	1,979,997
EXPENSES:
Management fees	165,414	331,338
Distribution fees - Class L	17,050	24,943
Total Expenses	182,464	356,281
NET INVESTMENT INCOME	1,446,686	1,623,716
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	3,640,777	11,833,304
Net change in unrealized appreciation on investments	13,680,749	28,959,072
Net Realized and Unrealized Gain on Investments	17,321,526	40,792,376
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,768,212	$42,416,092

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Conservative Profile II Fund
OPERATIONS:
Net investment income	$2,901,587	$10,319,182
Net realized gain on investments	2,971,642	20,646,873
Net change in unrealized appreciation (depreciation) on investments	11,665,445	(2,977,212)
Net Increase in Net Assets Resulting from Operations	17,538,674	27,988,843
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,539,019)	(8,199,699)
Class L	(344,573)	(931,271)
From net investment income	(2,883,592)	(9,130,970)
From net realized gains
Initial Class	—	(14,234,081)
Class L	—	(2,235,927)
From net realized gains	0	(16,470,008)
Total Distributions	(2,883,592)	(25,600,978)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	65,768,538	143,734,860
Class L	15,017,872	44,863,475
Shares issued in reinvestment of distributions
Initial Class	2,539,019	22,433,780
Class L	344,573	3,167,198
Shares redeemed
Initial Class	(67,631,370)	(151,940,960)
Class L	(11,214,395)	(19,095,308)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,824,237	43,163,045
Total Increase in Net Assets	19,479,319	45,550,910
NET ASSETS:
Beginning of period	402,675,341	357,124,431
End of period(a)	$422,154,660	$402,675,341
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	7,531,924	16,271,072
Class L	1,534,947	4,576,740
Shares issued in reinvestment of distributions
Initial Class	284,963	2,603,089
Class L	34,561	329,348
Shares redeemed
Initial Class	(7,735,828)	(17,206,993)
Class L	(1,147,693)	(1,945,807)
Net Increase	502,874	4,627,449
(a) Including undistributed net investment income:	$5,382,850	$5,364,855

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Moderately Conservative Profile II Fund
OPERATIONS:
Net investment income	$774,728	$3,263,029
Net realized gain on investments	1,098,883	6,123,698
Net change in unrealized appreciation on investments	4,079,852	2,076,397
Net Increase in Net Assets Resulting from Operations	5,953,463	11,463,124
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(715,486)	(2,604,687)
Class L	(53,427)	(149,011)
From net investment income	(768,913)	(2,753,698)
From net realized gains
Initial Class	—	(4,031,667)
Class L	—	(285,247)
From net realized gains	0	(4,316,914)
Total Distributions	(768,913)	(7,070,612)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	19,294,155	46,245,289
Class L	4,462,375	7,578,300
Shares issued in reinvestment of distributions
Initial Class	715,486	6,636,354
Class L	53,427	434,258
Shares redeemed
Initial Class	(16,888,833)	(28,615,195)
Class L	(2,119,671)	(2,181,111)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,516,939	30,097,895
Total Increase in Net Assets	10,701,489	34,490,407
NET ASSETS:
Beginning of period	119,455,094	84,964,687
End of period(a)	$130,156,583	$119,455,094
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	2,093,315	5,073,886
Class L	447,037	776,538
Shares issued in reinvestment of distributions
Initial Class	75,633	732,271
Class L	5,217	44,261
Shares redeemed
Initial Class	(1,827,100)	(3,140,439)
Class L	(211,408)	(219,745)
Net Increase	582,694	3,266,772
(a) Including undistributed net investment income:	$995,718	$989,903

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Moderate Profile II Fund
OPERATIONS:
Net investment income	$5,775,036	$34,416,626
Net realized gain on investments	13,224,544	89,245,491
Net change in unrealized appreciation on investments	38,893,039	31,343,163
Net Increase in Net Assets Resulting from Operations	57,892,619	155,005,280
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,551,841)	(28,510,944)
Class L	(191,162)	(901,705)
From net investment income	(5,743,003)	(29,412,649)
From net realized gains
Initial Class	—	(50,886,079)
Class L	—	(2,058,849)
From net realized gains	0	(52,944,928)
Total Distributions	(5,743,003)	(82,357,577)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	149,279,969	332,565,553
Class L	23,344,263	47,437,681
Shares issued in reinvestment of distributions
Initial Class	5,551,841	79,397,023
Class L	191,162	2,960,554
Shares redeemed
Initial Class	(168,833,402)	(340,722,301)
Class L	(11,915,566)	(15,365,214)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,381,733)	106,273,296
Total Increase in Net Assets	49,767,883	178,920,999
NET ASSETS:
Beginning of period	1,110,700,424	931,779,425
End of period(a)	$1,160,468,307	$1,110,700,424
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	18,513,434	41,755,009
Class L	2,180,437	4,522,795
Shares issued in reinvestment of distributions
Initial Class	667,289	9,999,383
Class L	17,237	280,540
Shares redeemed
Initial Class	(20,944,218)	(42,634,750)
Class L	(1,110,096)	(1,468,687)
Net Increase (Decrease)	(675,917)	12,454,290
(a) Including undistributed net investment income:	$13,506,725	$13,474,692

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Moderately Aggressive Profile II Fund
OPERATIONS:
Net investment income	$1,446,686	$10,518,988
Net realized gain on investments	3,640,777	22,348,753
Net change in unrealized appreciation on investments	13,680,749	17,069,010
Net Increase in Net Assets Resulting from Operations	18,768,212	49,936,751
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,398,018)	(8,008,391)
Class L	(46,406)	(201,459)
From net investment income	(1,444,424)	(8,209,850)
From net realized gains
Initial Class	—	(12,556,693)
Class L	—	(346,694)
From net realized gains	0	(12,903,387)
Total Distributions	(1,444,424)	(21,113,237)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	43,300,280	104,853,336
Class L	7,350,453	9,513,906
Shares issued in reinvestment of distributions
Initial Class	1,398,018	20,565,084
Class L	46,406	548,153
Shares redeemed
Initial Class	(37,784,531)	(62,975,778)
Class L	(2,146,481)	(1,451,856)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,164,145	71,052,845
Total Increase in Net Assets	29,487,933	99,876,359
NET ASSETS:
Beginning of period	321,005,172	221,128,813
End of period(a)	$350,493,105	$321,005,172
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,855,811	12,238,378
Class L	742,412	982,387
Shares issued in reinvestment of distributions
Initial Class	151,793	2,359,476
Class L	4,510	56,235
Shares redeemed
Initial Class	(4,227,635)	(7,315,234)
Class L	(217,575)	(149,637)
Net Increase	1,309,316	8,171,605
(a) Including undistributed net investment income:	$2,613,799	$2,611,537

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Aggressive Profile II Fund
OPERATIONS:
Net investment income	$1,623,716	$25,432,017
Net realized gain on investments	11,833,304	90,921,275
Net change in unrealized appreciation on investments	28,959,072	34,894,533
Net Increase in Net Assets Resulting from Operations	42,416,092	151,247,825
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,628,666)	(12,812,959)
Class L	(9,654)	(183,262)
From net investment income	(1,638,320)	(12,996,221)
From net realized gains
Initial Class	—	(67,480,443)
Class L	—	(1,163,048)
From net realized gains	0	(68,643,491)
Total Distributions	(1,638,320)	(81,639,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	100,649,486	191,894,782
Class L	8,568,628	12,787,907
Shares issued in reinvestment of distributions
Initial Class	1,628,666	80,293,402
Class L	9,654	1,346,310
Shares redeemed
Initial Class	(111,936,617)	(218,660,655)
Class L	(4,075,559)	(4,202,430)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,155,742)	63,459,316
Total Increase in Net Assets	35,622,030	133,067,429
NET ASSETS:
Beginning of period	662,363,075	529,295,646
End of period(a)	$697,985,105	$662,363,075
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	12,095,536	23,197,150
Class L	689,916	1,057,105
Shares issued in reinvestment of distributions
Initial Class	186,988	9,771,412
Class L	738	109,537
Shares redeemed
Initial Class	(13,455,703)	(26,436,296)
Class L	(326,132)	(346,906)
Net Increase (Decrease)	(808,657)	7,352,002
(a) Including undistributed net investment income:	$12,320,122	$12,334,726

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2014 (Unaudited)
Great-West Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$17,538,674
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(34,827,464)
Proceeds from sale of investments	30,690,159
Increase in accrued interest on Great-West Life & Annuity Contract	(706,474)
Net realized gain on investments	(2,971,642)
Net change in unrealized appreciation on investments	(11,665,445)
Decrease in receivable for investments sold	930,306
Increase in payable to investment adviser	604
Increase in payable for investments purchased	222,675
Increase in payable for distribution fees	942
Net Cash Provided by Operating Activities	(787,665)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	80,317,358
Payment on shares redeemed	(79,529,693)
Net Cash Used in Financing Activities	787,665
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$2,883,592

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2014 (Unaudited)
Great-West Moderately Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,953,463
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(17,025,158)
Proceeds from sale of investments	11,710,950
Increase in accrued interest on Great-West Life & Annuity Contract	(209,931)
Net realized gain on investments	(1,098,883)
Net change in unrealized appreciation on investments	(4,079,852)
Increase in receivable for investments sold	(79)
Increase in payable to investment adviser	740
Increase in payable for investments purchased	29,249
Increase in payable for distribution fees	645
Net Cash Provided by Operating Activities	(4,718,856)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	23,757,636
Payment on shares redeemed	(19,038,780)
Net Cash Used in Financing Activities	4,718,856
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$768,913

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2014 (Unaudited)
Great-West Moderate Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$57,892,619
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(72,365,397)
Proceeds from sale of investments	76,080,947
Increase in accrued interest on Great-West Life & Annuity Contract	(1,370,700)
Net realized gain on investments	(13,224,544)
Net change in unrealized appreciation on investments	(38,893,039)
Decrease in receivable for investments sold	1,917,295
Increase in payable to investment adviser	1,908
Increase in payable for investments purchased	42,077
Increase in payable for distribution fees	2,942
Net Cash Provided by Operating Activities	10,084,108
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	172,614,460
Payment on shares redeemed	(182,698,568)
Net Cash Used in Financing Activities	(10,084,108)
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$5,743,003

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Conservative Profile II Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$8.61	$8.56	$8.20	$8.92	$8.56	$7.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(a)	0.24(a)	0.21(a)	0.23	0.20	0.23
Net realized and unrealized gain (loss)	0.31	0.40	0.54	(0.12)	0.56	1.28
Total From Investment Operations	0.37	0.64	0.75	0.11	0.76	1.51
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.21)	(0.23)	(0.20)	(0.20)	(0.24)
From net realized gains	—	(0.38)	(0.16)	(0.63)	(0.20)	(0.19)
Total Distributions	(0.06)	(0.59)	(0.39)	(0.83)	(0.40)	(0.43)
NET ASSET VALUE, END OF PERIOD	$8.92	$8.61	$8.56	$8.20	$8.92	$8.56
TOTAL RETURN(b)	4.34%(c)	7.68%	9.10%	1.29%	9.02%	20.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$355,828	$342,761	$326,193	$295,168	$312,477	$254,750
Ratio of expenses to average net assets(d)	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(d)	1.46%(e)	2.66%	2.42%	2.74%	2.31%	2.92%
Portfolio turnover rate(f)	7%(c)	36%	24%	35%	33%	32%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(e)	Annualized.

(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Conservative Profile II Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$9.63	$9.48	$9.10	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(b)	0.28(b)	0.41(b)	0.11
Net realized and unrealized gain (loss)	0.34	0.42	0.39	(0.29)
Total From Investment Operations	0.40	0.70	0.80	(0.18)
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.17)	(0.26)	(0.20)
From net realized gains	—	(0.38)	(0.16)	(0.52)
Total Distributions	(0.05)	(0.55)	(0.42)	(0.72)
NET ASSET VALUE, END OF PERIOD	$9.98	$9.63	$9.48	$9.10
TOTAL RETURN(c)	4.18%(d)	7.43%	8.89%(e)	(1.74%)(d)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$66,327	$59,915	$30,931	$2,341
Ratio of expenses to average net assets(f)	0.35%(g)	0.35%
Before waiver	N/A	N/A	0.35%	0.35%(g)
After waiver	N/A	N/A	0.35%	0.34%(g)
Ratio of net investment income to average net assets(f)	1.23%(g)	2.85%
Before waiver	N/A	N/A	4.29%	10.76%(g)
After waiver	N/A	N/A	4.29%	10.77%(g)
Portfolio turnover rate(h)	7%(d)	36%	24%	35%

(a)	Class L inception date was July 29, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Moderately Conservative Profile II Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$9.10	$8.66	$8.07	$9.25	$8.98	$7.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(a)	0.29(a)	0.19(a)	0.51	0.16	0.26
Net realized and unrealized gain (loss)	0.38	0.73	0.69	(0.52)	0.75	1.45
Total From Investment Operations	0.44	1.02	0.88	(0.01)	0.91	1.71
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.23)	(0.19)	(0.51)	(0.16)	(0.27)
From net realized gains	—	(0.35)	(0.10)	(0.66)	(0.48)	(0.17)
Total Distributions	(0.06)	(0.58)	(0.29)	(1.17)	(0.64)	(0.44)
NET ASSET VALUE, END OF PERIOD	$9.48	$9.10	$8.66	$8.07	$9.25	$8.98
TOTAL RETURN(b)	4.81%(c)	12.03%	10.83%	(0.02%)	10.31%	22.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$118,529	$110,669	$82,253	$62,684	$90,812	$38,516
Ratio of expenses to average net assets(d)	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(d)	1.26%(e)	3.16%	2.28%	2.40%	1.91%	2.11%
Portfolio turnover rate(f)	9%(c)	30%	32%	52%	36%	59%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(e)	Annualized.

(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Moderately Conservative Profile II Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$9.85	$9.32	$8.71	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.33(b)	0.33(b)	0.62
Net realized and unrealized gain (loss)	0.41	0.74	0.59	(0.90)
Total From Investment Operations	0.46	1.07	0.92	(0.28)
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.19)	(0.21)	(0.53)
From net realized gains	—	(0.35)	(0.10)	(0.48)
Total Distributions	(0.05)	(0.54)	(0.31)	(1.01)
NET ASSET VALUE, END OF PERIOD	$10.26	$9.85	$9.32	$8.71
TOTAL RETURN(c)	4.64%(d)	11.62%	10.64%(e)	(2.86%)(d)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$11,628	$8,787	$2,712	$522
Ratio of expenses to average net assets(f)	0.35%(g)	0.35%
Before waiver	N/A	N/A	0.35%	0.35%(g)
After waiver	N/A	N/A	0.35%	0.33%(g)
Ratio of net investment income to average net assets(f)	1.09%(g)	3.38%
Before waiver	N/A	N/A	3.52%	6.05%(g)
After waiver	N/A	N/A	3.53%	6.07%(g)
Portfolio turnover rate(h)	9%(d)	30%	32%	52%

(a) Class L inception date was July 29, 2011.
(b) Per share amounts are based upon average shares outstanding.
(c) Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d) Not annualized for periods less than one full year.
(e) Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f) Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g) Annualized.
(h) Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Moderate Profile II Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$7.97	$7.41	$6.93	$7.77	$7.21	$6.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.26(a)	0.13(a)	0.16	0.11	0.12
Net realized and unrealized gain (loss)	0.38	0.94	0.73	(0.24)	0.72	1.36
Total From Investment Operations	0.42	1.20	0.86	(0.08)	0.83	1.48
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.23)	(0.15)	(0.14)	(0.11)	(0.12)
From net realized gains	—	(0.41)	(0.23)	(0.62)	(0.16)	(0.23)
Total Distributions	(0.04)	(0.64)	(0.38)	(0.76)	(0.27)	(0.35)
NET ASSET VALUE, END OF PERIOD	$8.35	$7.97	$7.41	$6.93	$7.77	$7.21
TOTAL RETURN(b)	5.31%(c)	16.29%	12.47%	(1.05%)	11.57%	24.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,087,878	$1,052,991	$911,410	$862,977	$1,036,527	$857,765
Ratio of expenses to average net assets(d)	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(d)	1.05%(e)	3.30%	1.81%	1.94%	1.47%	1.66%
Portfolio turnover rate(f)	6%(c)	26%	27%	34%	31%	25%

(a) Per share amounts are based upon average shares outstanding.
(b) Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c) Not annualized for periods less than one full year.
(d) Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e) Annualized.
(f) Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Moderate Profile II Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.60	$9.67	$8.96	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)	0.44(b)	0.30(b)	0.10
Net realized and unrealized gain (loss)	0.50	1.09	0.79	(0.49)
Total From Investment Operations	0.55	1.53	1.09	(0.39)
LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.19)	(0.15)	(0.14)
From net realized gains	—	(0.41)	(0.23)	(0.51)
Total Distributions	(0.03)	(0.60)	(0.38)	(0.65)
NET ASSET VALUE, END OF PERIOD	$11.12	$10.60	$9.67	$8.96
TOTAL RETURN(c)	5.19%(d)	16.03%	12.16%(e)	(3.87%)(d)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$72,591	$57,709	$20,369	$1,357
Ratio of expenses to average net assets(f)	0.35%(g)	0.35%
Before waiver	N/A	N/A	0.35%	0.35%(g)
After waiver	N/A	N/A	0.35%	0.34%(g)
Ratio of net investment income to average net assets(f)	0.85%(g)	4.21%
Before waiver	N/A	N/A	3.08%	8.10%(g)
After waiver	N/A	N/A	3.08%	8.12%(g)
Portfolio turnover rate(h)	6%(d)	26%	27%	34%

(a)	Class L inception date was July 29, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Moderately Aggressive Profile II Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$8.77	$7.81	$7.07	$9.19	$8.41	$6.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.33(a)	0.13(a)	0.73	0.12	0.12
Net realized and unrealized gain (loss)	0.46	1.25	0.86	(0.93)	0.99	1.80
Total From Investment Operations	0.50	1.58	0.99	(0.20)	1.11	1.92
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.24)	(0.13)	(0.73)	(0.12)	(0.13)
From net realized gains	—	(0.38)	(0.12)	(1.19)	(0.21)	(0.03)
Total Distributions	(0.04)	(0.62)	(0.25)	(1.92)	(0.33)	(0.16)
NET ASSET VALUE, END OF PERIOD	$9.23	$8.77	$7.81	$7.07	$9.19	$8.41
TOTAL RETURN(b)	5.69%(c)	20.44%	14.07%	(2.10%)	13.35%	28.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$333,975	$310,499	$219,542	$185,733	$301,687	$114,380
Ratio of expenses to average net assets(d)	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(d)	0.88%(e)	3.85%	1.67%	1.75%	1.48%	1.68%
Portfolio turnover rate(f)	6%(c)	21%	32%	54%	26%	36%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(e)	Annualized.

(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Moderately Aggressive Profile II Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$9.80	$8.67	$7.85	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.59(b)	0.21(b)	0.75
Net realized and unrealized gain (loss)	0.51	1.15	0.86	(1.23)
Total From Investment Operations	0.55	1.74	1.07	(0.48)
LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.23)	(0.13)	(0.73)
From net realized gains	—	(0.38)	(0.12)	(0.94)
Total Distributions	(0.03)	(0.61)	(0.25)	(1.67)
NET ASSET VALUE, END OF PERIOD	$10.32	$9.80	$8.67	$7.85
TOTAL RETURN(c)	5.60%(d)	20.17%(e)	13.76%(e)	(4.75%)(d)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$16,518	$10,506	$1,587	$115
Ratio of expenses to average net assets(f)	0.35%(g)
Before waiver	N/A	0.35%	0.35%	0.35%(g)
After waiver	N/A	0.35%	0.35%	0.31%(g)
Ratio of net investment income to average net assets(f)	0.75%(g)
Before waiver	N/A	6.05%	2.44%	5.15%(g)
After waiver	N/A	6.05%	2.44%	5.18%(g)
Portfolio turnover rate(h)	6%(d)	21%	32%	54%

(a)	Class L inception date was July 29, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Aggressive Profile II Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$8.23	$7.28	$6.42	$6.92	$6.03	$4.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02(a)	0.35(a)	0.07(a)	0.07	0.05	0.05
Net realized and unrealized gain (loss)	0.51	1.74	0.99	(0.39)	0.91	1.48
Total From Investment Operations	0.53	2.09	1.06	(0.32)	0.96	1.53
LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.18)	(0.07)	(0.07)	(0.05)	(0.05)
From net realized gains	—	(0.96)	(0.13)	(0.11)	(0.02)	(0.11)
Total Distributions	(0.02)	(1.14)	(0.20)	(0.18)	(0.07)	(0.16)
NET ASSET VALUE, END OF PERIOD	$8.74	$8.23	$7.28	$6.42	$6.92	$6.03
TOTAL RETURN(b)	6.45%(c)	29.07%	16.64%	(4.44%)	15.95%	33.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$675,525	$645,735	$523,785	$511,453	$628,699	$539,215
Ratio of expenses to average net assets(d)	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(d)	0.50%(e)	4.22%	0.96%	0.91%	0.78%	0.83%
Portfolio turnover rate(f)	6%(c)	26%	28%	34%	30%	23%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(e)	Annualized.

(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Aggressive Profile II Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$12.36	$10.48	$9.18	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02(b)	0.69(b)	0.17(b)	0.08
Net realized and unrealized gain (loss)	0.76	2.30	1.33	(0.76)
Total From Investment Operations	0.78	2.99	1.50	(0.68)
LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.15)	(0.07)	(0.08)
From net realized gains	—	(0.96)	(0.13)	(0.06)
Total Distributions	(0.01)	(1.11)	(0.20)	(0.14)
NET ASSET VALUE, END OF PERIOD	$13.13	$12.36	$10.48	$9.18
TOTAL RETURN(c)	6.28%(d)	28.75%	16.38%(e)	(6.86%)(d)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$22,460	$16,628	$5,511	$367
Ratio of expenses to average net assets(f)	0.35%(g)	0.35%
Before waiver	N/A	N/A	0.35%	0.35%(g)
After waiver	N/A	N/A	0.35%	0.31%(g)
Ratio of net investment income to average net assets(f)	0.29%(g)	5.71%
Before waiver	N/A	N/A	1.66%	6.41%(g)
After waiver	N/A	N/A	1.66%	6.44%(g)
Portfolio turnover rate(h)	6%(g)	26%	28%	34%

(a)	Class L inception date was July 29, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Initial Class and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis.  The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 30, 2014

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 - Unadjusted quoted prices for identical securities in active markets.

Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of June 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2014:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2014	$90,506,543	$26,158,096	$176,307,414	$28,820,458
Total realized gain (loss)	—	—	—	—
Total unrealized gain (loss) relating to investments not held at reporting date	—	—	—	—
Total unrealized gain (loss) relating to investments still held at reporting date	—	—	—	—
Total interest received	706,474	209,931	1,370,700	229,553
Purchases	6,769,421	3,760,772	12,413,704	3,673,728
Sales	(3,148,173)	(1,574,120)	(4,599,175)	(1,263,141)
Transfers into Level 3	—	—	—	—
Transfers (out of) Level 3	—	—	—	—
Ending Balance, June 30, 2014	$94,834,265	$28,554,679	$185,492,643	$31,460,598

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of June 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Semi-Annual Report - June 30, 2014

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total

Semi-Annual Report - June 30, 2014

compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	580,801	$7,351,260	$1,007,058	$867,700	$265,009	$11,850	$7,683,989
Great-West Federated Bond Fund Initial Class	3,211,357	32,951,410	2,369,015	1,725,960	17,649	416,917	34,650,541
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,318,757	16,961,181	1,936,718	2,350,534	510,607	39,453	17,737,281
Great-West Invesco Small Cap Value Fund Initial Class	247,014	3,026,593	548,027	656,010	(7,869)	2,993	3,169,194
Great-West Life & Annuity Contract	94,834,265	90,506,543	6,769,421	3,148,173	—	706,474	94,834,265
Great-West Loomis Sayles Bond Fund Initial Class	2,656,939	36,347,797	2,390,401	2,273,452	(2,098)	577,044	38,206,779
Great-West Loomis Sayles Small Cap Value Fund Initial Class	110,569	3,028,578	513,926	481,084	29,560	6,835	3,172,235
Great-West MFS International Growth Fund Initial Class	697,136	8,694,815	1,017,800	723,600	193,207	—	9,034,876
Great-West MFS International Value Fund Initial Class	1,568,485	17,610,333	1,739,662	1,386,513	585,193	—	18,382,646
Great-West Multi-Manager Large Cap Growth Fund Initial Class	864,567	7,351,534	1,189,263	1,041,606	111,037	6,113	7,685,996
Great-West Putnam Equity Income Fund Initial Class	1,038,869	14,902,016	1,655,823	1,281,279	860,088	86,486	15,551,862
Great-West Putnam High Yield Bond Fund Initial Class	1,977,081	16,520,140	1,370,273	924,424	68,236	384,417	17,358,770
Great-West Real Estate Index Fund Initial Class	1,816,507	20,087,709	1,333,877	3,845,385	(412,023)	231,600	21,125,980
Great-West Short Duration Bond Fund Initial Class	2,638,861	26,156,186	2,158,439	914,151	30,444	189,076	27,444,159
Great-West Small Cap Growth Fund Initial Class	153,448	3,032,795	895,789	714,942	(87,056)	—	3,171,771
Great-West T. Rowe Price Equity Income Fund Initial Class	747,564	14,898,416	1,571,462	1,111,934	600,743	120,156	15,579,239
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	189,478	4,240,922	637,589	531,803	189,483	—	4,428,109
Great-West Templeton Global Bond Fund Initial Class	4,750,691	44,470,478	2,916,332	1,833,897	59,137	19,040	46,604,278
Great-West U.S. Government Mortgage Securities Fund Initial Class	3,009,255	34,584,295	2,806,587	1,906,069	(39,705)	384,622	36,381,897
					$2,971,642	$3,183,076	$422,203,867

Semi-Annual Report - June 30, 2014

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	288,666	$3,530,676	$511,450	$380,134	$66,395	$5,910	$3,819,049
Great-West Federated Bond Fund Initial Class	797,676	7,847,932	1,080,669	586,744	(3,550)	102,583	8,606,928
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	657,624	8,168,982	1,030,211	996,067	193,807	19,735	8,845,040
Great-West Invesco Small Cap Value Fund Initial Class	123,829	1,466,565	272,325	224,198	44,420	1,508	1,588,732
Great-West Life & Annuity Contract	28,554,679	26,158,096	3,760,772	1,574,120	—	209,931	28,554,679
Great-West Loomis Sayles Bond Fund Initial Class	665,352	8,650,172	1,126,878	633,785	291	142,284	9,567,754
Great-West Loomis Sayles Small Cap Value Fund Initial Class	55,470	1,468,086	259,187	134,112	70,392	3,443	1,591,434
Great-West MFS International Growth Fund Initial Class	347,128	4,191,478	630,167	364,651	78,315	—	4,498,784
Great-West MFS International Value Fund Initial Class	782,101	8,491,526	1,120,849	653,300	291,440	—	9,166,224
Great-West Multi-Manager Large Cap Growth Fund Initial Class	429,859	3,540,879	567,302	414,385	14,071	3,045	3,821,442
Great-West Putnam Equity Income Fund Initial Class	517,810	7,156,973	932,775	630,404	266,887	43,194	7,751,610
Great-West Putnam High Yield Bond Fund Initial Class	494,893	3,929,031	593,916	264,993	24,491	94,817	4,345,162
Great-West Real Estate Index Fund Initial Class	504,214	5,345,253	701,088	1,160,096	(120,426)	63,884	5,864,004
Great-West Small Cap Growth Fund Initial Class	76,948	1,481,855	447,322	306,668	(35,572)	—	1,590,522
Great-West T. Rowe Price Equity Income Fund Initial Class	372,236	7,144,970	966,207	579,503	181,854	59,927	7,757,396
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	94,498	2,041,658	320,139	228,419	55,565	—	2,208,418
Great-West Templeton Global Bond Fund Initial Class	1,178,472	10,614,084	1,475,229	811,718	(4,705)	4,701	11,560,811
Great-West U.S. Government Mortgage Securities Fund Initial Class	747,060	8,238,855	1,228,674	668,772	(24,792)	94,616	9,031,956
					$1,098,883	$849,578	$130,169,945

Semi-Annual Report - June 30, 2014

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	3,572,203	$45,410,428	$2,426,987	$2,616,994	$671,032	$73,415	$47,260,250
Great-West Federated Bond Fund Initial Class	5,171,320	52,815,301	4,255,939	3,020,203	(24,621)	664,802	55,798,541
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,128,881	105,037,857	4,313,660	7,072,296	3,193,211	245,721	109,333,453
Great-West Invesco Small Cap Value Fund Initial Class	1,521,263	18,740,595	1,679,328	1,626,624	722,205	18,759	19,517,806
Great-West Life & Annuity Contract	185,492,643	176,307,414	12,413,704	4,599,175	—	1,370,700	185,492,643
Great-West Loomis Sayles Bond Fund Initial Class	4,279,011	58,384,992	4,159,559	3,797,097	1,116	918,425	61,532,175
Great-West Loomis Sayles Small Cap Value Fund Initial Class	681,814	18,764,691	1,738,498	978,641	785,921	42,783	19,561,230
Great-West MFS International Growth Fund Initial Class	4,269,684	53,771,576	3,634,888	2,551,835	919,105	—	55,335,106
Great-West MFS International Value Fund Initial Class	9,633,451	109,096,626	5,695,573	5,068,480	2,851,150	—	112,904,043
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,319,037	45,500,698	3,242,059	3,638,396	(468,661)	37,726	47,286,241
Great-West Putnam Equity Income Fund Initial Class	6,391,004	92,026,607	3,862,813	4,896,496	2,126,613	536,462	95,673,327
Great-West Putnam High Yield Bond Fund Initial Class	3,183,545	26,515,616	2,308,996	1,514,972	95,460	612,860	27,951,524
Great-West Real Estate Index Fund Initial Class	3,999,817	44,273,223	2,670,799	8,172,219	(893,501)	504,748	46,517,869
Great-West Small Cap Growth Fund Initial Class	945,967	18,854,594	3,755,712	1,703,727	525,350	—	19,553,139
Great-West T. Rowe Price Equity Income Fund Initial Class	4,597,666	91,942,310	4,557,684	3,703,967	1,887,601	742,915	95,815,346
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,165,301	26,227,086	1,947,913	1,745,290	812,907	—	27,233,087
Great-West Templeton Global Bond Fund Initial Class	7,667,572	71,716,952	4,987,167	3,083,672	170,479	30,421	75,218,884
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,846,678	55,421,704	4,714,120	3,066,321	(150,823)	613,329	58,596,339
					$13,224,544	$6,413,066	$1,160,581,003

Semi-Annual Report - June 30, 2014

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	1,337,281	$16,245,951	$1,401,944	$759,657	$204,242	$27,070	$17,692,235
Great-West Federated Bond Fund Initial Class	1,171,842	11,517,322	1,389,494	643,180	489	149,686	12,644,177
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,042,244	37,468,124	2,796,366	2,341,177	786,418	90,233	40,918,178
Great-West Invesco Small Cap Value Fund Initial Class	572,812	6,705,095	869,723	684,287	76,050	6,867	7,349,184
Great-West Life & Annuity Contract	31,460,598	28,820,458	3,673,728	1,263,141	—	229,553	31,460,598
Great-West Loomis Sayles Bond Fund Initial Class	975,973	12,691,033	1,397,016	673,121	(1,299)	207,614	14,034,495
Great-West Loomis Sayles Small Cap Value Fund Initial Class	256,851	6,717,080	932,181	341,822	248,194	15,694	7,369,056
Great-West MFS International Growth Fund Initial Class	1,606,322	19,207,251	2,257,300	849,029	325,326	—	20,817,934
Great-West MFS International Value Fund Initial Class	3,612,479	38,867,227	3,483,451	1,471,166	779,939	—	42,338,254
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,991,220	16,245,973	1,798,943	1,330,195	(342,427)	13,968	17,701,944
Great-West Putnam Equity Income Fund Initial Class	2,392,611	32,930,739	2,601,098	1,547,425	688,772	197,353	35,817,384
Great-West Putnam High Yield Bond Fund Initial Class	725,514	5,770,569	752,712	295,824	19,736	138,381	6,370,011
Great-West Real Estate Index Fund Initial Class	1,057,144	11,154,232	892,156	1,699,269	(174,707)	133,562	12,294,581
Great-West Small Cap Growth Fund Initial Class	356,562	6,749,495	1,592,628	627,366	38,354	—	7,370,148
Great-West T. Rowe Price Equity Income Fund Initial Class	1,719,948	32,878,798	3,122,559	1,233,246	751,361	274,224	35,843,708
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	437,501	9,384,395	1,032,224	546,237	241,600	—	10,224,409
Great-West Templeton Global Bond Fund Initial Class	1,733,500	15,595,970	1,693,215	669,519	13,519	6,880	17,005,628
Great-West U.S. Government Mortgage Securities Fund Initial Class	1,097,933	12,084,762	1,549,899	679,814	(14,790)	138,065	13,274,013
					$3,640,777	$1,629,150	$350,525,937

Semi-Annual Report - June 30, 2014

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	3,715,269	$46,649,788	$2,031,412	$1,838,767	$451,219	$75,650	$49,153,013
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,461,847	107,882,046	2,912,535	4,221,792	3,265,684	253,327	113,811,842
Great-West Invesco Small Cap Value Fund Initial Class	1,583,733	19,237,677	1,673,643	1,425,737	659,864	19,297	20,319,292
Great-West Loomis Sayles Small Cap Value Fund Initial Class	708,374	19,260,549	1,702,983	853,055	635,697	44,032	20,323,250
Great-West MFS International Growth Fund Initial Class	4,471,344	55,296,953	4,257,586	2,325,638	724,196	—	57,948,622
Great-West MFS International Value Fund Initial Class	10,066,227	112,125,193	7,653,303	5,265,868	2,729,623	—	117,976,174
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,529,439	46,648,056	2,998,405	3,070,730	(844,222)	38,955	49,156,714
Great-West Putnam Equity Income Fund Initial Class	6,668,742	94,750,421	2,742,764	3,261,325	1,363,233	553,841	99,831,071
Great-West Real Estate Index Fund Initial Class	1,801,298	19,611,160	1,491,994	3,605,596	(418,184)	226,776	20,949,092
Great-West Small Cap Growth Fund Initial Class	983,201	19,329,125	3,755,108	1,550,934	355,540	—	20,322,766
Great-West T. Rowe Price Equity Income Fund Initial Class	4,790,934	94,672,252	4,846,780	2,677,582	2,022,675	768,119	99,843,072
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,215,822	26,960,033	1,727,163	1,030,313	887,979	—	28,413,757
					$11,833,304	$1,979,997	$698,048,665

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Conservative Profile II Fund	$34,827,464	$30,690,159
Great-West Moderately Conservative Profile II Fund	17,025,158	11,710,950
Great-West Moderate Profile II Fund	72,365,397	76,080,947
Great-West Moderately Aggressive Profile II Fund	33,236,637	21,296,253
Great-West Aggressive Profile II Fund	37,793,676	42,960,642

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile II Fund	$400,423,897	$25,457,771	$(3,677,801)	$21,779,970
Great-West Moderately Conservative Profile II Fund	121,664,948	9,755,501	(1,250,504)	8,504,997
Great-West Moderate Profile II Fund	1,022,765,600	146,806,333	(8,990,930)	137,815,403
Great-West Moderately Aggressive Profile II Fund	307,775,126	45,448,904	(2,698,093)	42,750,811
Great-West Aggressive Profile II Fund	584,936,658	124,166,024	(11,054,017)	113,112,007

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile II Fund, Great-West Moderately Aggressive Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Conservative Profile II Fund and Great-West Conservative Profile II Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2013. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.
The Board noted that for the Great-West Aggressive Profile II Fund, for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the first, second, first and third quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2013, it outperformed its benchmark index for the five- and ten-year periods ended December 31, 2013.
For the Great-West Moderately Aggressive Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the second, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2013.
For the Great-West Moderate Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the second, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2013.
For the Great-West Moderately Conservative Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the third, third, third and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2013.
For the Great-West Conservative Profile II Fund, for the one-, three-, five- and ten-year periods ended December 31, 2013, the Board noted that the Fund was in the second, third, third, and first quartiles, respectively, of its peer group. The Board also noted that the Fund outperformed its benchmark index for all periods reviewed.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great-West Aggressive Profile II Fund, the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
For the Great-West Moderately Aggressive Profile II Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Moderate Profile II Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
For the Great-West Moderately Conservative Profile II Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Conservative Profile Fund II, the Board noted the Fund’s Contractual Management Fee and the Fund’s Management Fee Less Non-Management Expenses were lower than the average and greater than the median contractual management fee of its peer group of funds. The Board also considered that the Fund’s total annual operating expense ratio was lower than the average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continues to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

(c) The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant's shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant's management, the registrant's adviser and the registrant's auditors determined the registrant's and the adviser's procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant's and the adviser's processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014